Note Payable - Additional Information (Details) - USD ($)	Dec. 21, 2023	Aug. 02, 2023	Jan. 27, 2023	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 17, 2022
Debt Instrument [Line Items]
Loan			$ 5,000,000				$ 2,500,000
Term of facility			6 months
Interest rate of loan			20.00%
Warrant exercise price	$ 1	$ 1		$ 1.21	$ 1.21	$ 1.21	$ 1.35	$ 1.18
Debt issuance costs					$ 6,000,000		$ 6,600,000
Debt costs and discounts									$ 945,000
Warrants issued				17,732,764	17,732,764	17,680,187	22,518,894	19,633,911
Subscription Agreement
Debt Instrument [Line Items]
Principal amount			$ 6,000,000
Tranche One
Debt Instrument [Line Items]
Loan			$ 2,500,000
Senior Secured Notes Due 2029
Debt Instrument [Line Items]
Warrant exercise price	$ 1
Debt instrument term		6 years
Principal amount		$ 35,000,000
Debt instrument maturity date		Jun. 30, 2029
Debt instrument interest at fixed rate		15.00%
Upfront fees payment percentage		2.00%
Issuance of Warrants		$ 10,000,000
Line of credit periodic payment		35,000,000
Minimum adjusted Ebitda for fiscal year ended December 31, 2025		25,000,000
Minimum adjusted Ebitda for fiscal year ended December 31, 2024		15,000,000
Minimum adjusted Ebitda for fiscal year ended December 31, 2023		5,000,000
Minimum liquidity of measured at each quarter end		5,000,000
Total principal balance	$ 35,000,000						$ 35,000,000
Additional notes issued amount	$ 5,000,000
Warrants issued	142,874
Amount of accrued interest paid	$ 251,000
Notes amount partially pay-off	$ 4,300,000
Principal payments		$ 0
Senior Secured Notes Due 2029 | Class A
Debt Instrument [Line Items]
Number of common stock purchase warrant into which each warrant or right may be converted		1
Warrant exercise price		$ 1
Warrant expiration date		Jun. 30, 2030
Senior Secured Notes Due 2029 | Redeemed on or Prior to August 2, 2026
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		7.50%
Senior Secured Notes Due 2029 | Redeemed after August 2, 2026 or on or Prior to August 2, 2027
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		5.00%
Senior Secured Notes Due 2029 | Redeemed After August 2, 2027 or on or Prior to August 2, 2028
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		2.50%
Senior Secured Notes Due 2029 | Redeemed After August 2, 2028
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		0.00%
Senior Secured Notes Due 2029 | Warrant
Debt Instrument [Line Items]
Debt issuance costs		$ 3,800,000